Northern Lights Fund Trust

Ginkgo Multi-Strategy Fund

Incorporated herein by reference is the definitive version of the prospectus for the Ginkgo Multi-Strategy Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on June 15, 2011 (SEC Accession No. 0000910472-11-000956).